UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: December 31, 2004
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  February 2, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $85,280

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     3652    67400 SH       SOLE                    31500             35900
AMERICAN CAPITAL STRAT COM     COM              024937104     2502    73575 SH       SOLE                    32400             41175
ANADARKO PETROLEUM             COM              032511107     1900    28697 SH       SOLE                    17500             11197
ARTHROCARE CORP COM            COM              043136100      331    11120 SH       SOLE                                      11120
AUTOMATIC DATA PROCESSING INC  COM              053015103      209     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109     1956    32550 SH       SOLE                    13000             19550
BURLINGTON RESOURCES           COM              122014103     1604    36702 SH       SOLE                    20000             16702
CELGENE                        COM              151020104     1910    69845 SH       SOLE                    29600             40245
CENDANT CORP COM               COM              151313103     1885    80025 SH       SOLE                    39000             41025
CHEVRONTEXACO CORP COM         COM              166764100      653    12000 SH       SOLE                                      12000
CISCO SYS INC COM              COM              17275R102     1188    65875 SH       SOLE                    39000             26875
CITIGROUP INC                  COM              172967101     3363    68554 SH       SOLE                    31079             37475
CRAY INC COM                   COM              225223106     1045   271400 SH       SOLE                   132000            139400
D R HORTON INC COM             COM              23331A109     1874    47100 SH       SOLE                    20200             26900
DEVON ENERGY CORP COM          COM              25179M103     3280    80650 SH       SOLE                    29800             50850
DOLLAR GEN CORP COM            COM              256669102     1892    93596 SH       SOLE                    35500             58096
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      291     6900 SH       SOLE                                       6900
FANNIE MAE                     COM              313586109     2062    31950 SH       SOLE                    15200             16750
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     3276   166450 SH       SOLE                    68000             98450
GENERAL ELECTRIC CO            COM              369604103     3881   107415 SH       SOLE                    47000             60415
HIBERNIA CORP CL A             COM              428656102      423    16075 SH       SOLE                                      16075
HOME DEPOT                     COM              437076102     1481    35900 SH       SOLE                    16000             19900
IBM CORP                       COM              459200101     2662    28498 SH       SOLE                    10400             18098
INVITROGEN CORP COM            COM              46185R100     1029    14980 SH       SOLE                     8200              6780
ISTAR FINL INC COM             COM              45031U101      668    15950 SH       SOLE                                      15950
KINETIC CONCEPTS INC COM NEW   COM              49460W208      868    13355 SH       SOLE                     8200              5155
LOWES COS INC COM              COM              548661107      759    13325 SH       SOLE                     2400             10925
MEDTRONIC                      COM              585055106     4388    83600 SH       SOLE                    42600             41000
MICROSOFT CORP                 COM              594918104     3535   134530 SH       SOLE                    62700             71830
NEXTEL COMMUNICATIONS CL A     COM              65332V103     2964   103325 SH       SOLE                    49500             53825
PATTERSON COMPANIES COM        COM              703395103     1876    40280 SH       SOLE                    23800             16480
PAYCHEX INC                    COM              704326107     3095   101519 SH       SOLE                    32000             69519
PETSMART INC COM               COM              716768106     1966    65025 SH       SOLE                    31000             34025
PFIZER INC                     COM              717081103     3938   163004 SH       SOLE                    72720             90284
PROCTOR & GAMBLE               COM              742718109      258     4850 SH       SOLE                                       4850
SOVEREIGN BANCORP INC COM      COM              845905108      788    34650 SH       SOLE                    23000             11650
STERICYCLE INC COM             COM              858912108     1579    30700 SH       SOLE                    16600             14100
SUNGARD DATA SYSTEMS           COM              867363103     3307   122975 SH       SOLE                    53800             69175
SYSCO CORP COM                 COM              871829107     2021    57800 SH       SOLE                    25000             32800
TIFFANY & CO                   COM              886547108      233     7400 SH       SOLE                                       7400
UNISYS CORP COM                COM              909214108       78    10000 SH       SOLE                                      10000
UNITEDHEALTH GROUP INC COM     COM              91324P102     2443    27480 SH       SOLE                    13800             13680
WAL-MART STORES INC            COM              931142103     4213    80400 SH       SOLE                    37400             43000
WASTE CONNECTIONS INC COM      COM              941053100     1696    53925 SH       SOLE                    28500             25425
WESTAMERICA BANCORP COM        COM              957090103      258     4975 SH       SOLE                                       4975